Supplemental Condensed Consolidating Financial Information - Condensed Statements of Operations (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Condensed Income Statements Captions [Line Items]
Total Revenues	$ 5,372	$ 5,960
Cost and Expenses:
Cost of goods sold	4,238	4,716
Selling, general and administrative expenses	546	567
Research and development expenses	183	190
Restructuring expenses	15	12
Interest expense	230	284
Other, net	630	100
Total Costs and Expenses	5,842	5,869
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(470)	91
Income taxes	40	77
Equity income of unconsolidated subsidiaries and affiliates	(3)	9
Net income (loss)	(513)	23
Net loss attributable to noncontrolling interests	(1)	1
Net income (loss) attributable to CNH Industrial N.V.	(512)	22
CNH Industrial N.V. [Member]
Condensed Income Statements Captions [Line Items]
Total Revenues	324	373
Cost and Expenses:
Cost of goods sold	279	315
Selling, general and administrative expenses	28	29
Research and development expenses	(2)	3
Restructuring expenses	5
Interest expense	29	45
Interest compensation to Financial Services	3	2
Other, net	35	14
Total Costs and Expenses	377	408
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(53)	(35)
Income taxes	(1)	2
Equity income of unconsolidated subsidiaries and affiliates	(461)	59
Net income (loss)	(513)	22
Net income (loss) attributable to CNH Industrial N.V.	(513)	22
Case New Holland Industrial Inc. [Member]
Condensed Income Statements Captions [Line Items]
Total Revenues	2	3
Cost and Expenses:
Interest expense	63	61
Other, net	2	(4)
Total Costs and Expenses	65	57
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(63)	(54)
Income taxes	(23)	(21)
Equity income of unconsolidated subsidiaries and affiliates	28	57
Net income (loss)	(12)	24
Net income (loss) attributable to CNH Industrial N.V.	(12)	24
Guarantor Subsidiaries [Member]
Condensed Income Statements Captions [Line Items]
Total Revenues	2,097	2,290
Cost and Expenses:
Cost of goods sold	1,784	1,885
Selling, general and administrative expenses	125	117
Research and development expenses	65	70
Restructuring expenses	(8)	3
Interest expense	28	36
Interest compensation to Financial Services	46	44
Other, net	16	39
Total Costs and Expenses	2,056	2,194
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	41	96
Income taxes	(2)	29
Equity income of unconsolidated subsidiaries and affiliates	75	79
Net income (loss)	118	146
Net income (loss) attributable to CNH Industrial N.V.	118	146
All Other Subsidiaries [Member]
Condensed Income Statements Captions [Line Items]
Total Revenues	4,330	4,540
Cost and Expenses:
Cost of goods sold	3,397	3,495
Selling, general and administrative expenses	393	421
Research and development expenses	120	117
Restructuring expenses	18	9
Interest expense	220	363
Other, net	577	51
Total Costs and Expenses	4,725	4,456
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(395)	84
Income taxes	66	67
Equity income of unconsolidated subsidiaries and affiliates	65	41
Net income (loss)	(396)	58
Net loss attributable to noncontrolling interests	(1)	1
Net income (loss) attributable to CNH Industrial N.V.	(395)	57
Eliminations [Member]
Condensed Income Statements Captions [Line Items]
Total Revenues	(1,381)	(1,246)
Cost and Expenses:
Cost of goods sold	(1,222)	(979)
Interest expense	(110)	(221)
Interest compensation to Financial Services	(49)	(46)
Total Costs and Expenses	(1,381)	(1,246)
Equity income of unconsolidated subsidiaries and affiliates	290	(227)
Net income (loss)	290	(227)
Net income (loss) attributable to CNH Industrial N.V.	$ 290	$ (227)